Share Capital and Preference Shares (Details) - Share capital	Jun. 30, 2021 $ / shares shares
Share Capital and Preference Shares
Shares authorized (in shares)	500,000,000
Par value per share (in dollar per share) | $ / shares	$ 0.01
Common shares/units
Share Capital and Preference Shares
Par value per share (in dollar per share) | $ / shares	$ 0.01
Shares issued	95,389,062
Shares outstanding	95,389,062
Preference shares/units
Share Capital and Preference Shares
Shares issued	4,600,000
Shares outstanding	4,600,000